ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued expenses	$ 7,844,271	$ 1,089,869
Accounts Payable [Member]
Accounts payable and accrued expenses	7,227,129	519,899
Accrued Liabilities [Member]
Accounts payable and accrued expenses	$ 617,142	$ 569,970